Quarterly Holdings Report
for

Fidelity® Series All-Sector Equity Fund

April 30, 2019

ASE-QTLY-0619
1.884782.107

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
COMMUNICATION SERVICES - 9.7%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.	1,193,700	$36,956,952
CenturyLink, Inc.	107,700	1,229,934
		38,186,886
Entertainment - 2.1%
Activision Blizzard, Inc.	284,321	13,707,115
Electronic Arts, Inc. (a)	112,600	10,657,590
Netflix, Inc. (a)	54,300	20,120,322
Take-Two Interactive Software, Inc. (a)	30,200	2,924,266
The Walt Disney Co.	252,617	34,600,950
		82,010,243
Interactive Media & Services - 4.7%
Alphabet, Inc.:
Class A (a)	8,900	10,670,744
Class C (a)	82,366	97,890,344
Facebook, Inc. Class A (a)	322,600	62,390,840
IAC/InterActiveCorp (a)	18,700	4,204,508
TripAdvisor, Inc. (a)	13,700	729,251
Twitter, Inc. (a)	111,000	4,430,010
		180,315,697
Media - 1.3%
Charter Communications, Inc. Class A (a)	14,700	5,456,493
Comcast Corp. Class A	944,848	41,129,233
Liberty Media Corp. Liberty SiriusXM Series A (a)	40,100	1,601,594
		48,187,320
Wireless Telecommunication Services - 0.6%
T-Mobile U.S., Inc. (a)	315,663	23,040,242

TOTAL COMMUNICATION SERVICES		371,740,388

CONSUMER DISCRETIONARY - 10.3%
Auto Components - 0.3%
Aptiv PLC	150,400	12,889,280
Diversified Consumer Services - 0.3%
Service Corp. International	267,000	11,109,870
Hotels, Restaurants & Leisure - 2.4%
Domino's Pizza, Inc.	46,100	12,473,738
Marriott International, Inc. Class A	116,041	15,830,313
McDonald's Corp.	198,500	39,217,645
Royal Caribbean Cruises Ltd.	140,400	16,979,976
Starbucks Corp.	79,538	6,178,512
		90,680,184
Household Durables - 0.3%
Lennar Corp. Class A	198,000	10,301,940
Internet & Direct Marketing Retail - 3.8%
Amazon.com, Inc. (a)	62,860	121,101,047
The Booking Holdings, Inc. (a)	13,450	24,949,616
		146,050,663
Leisure Products - 0.3%
Brunswick Corp.	201,100	10,298,331
Multiline Retail - 0.3%
Dollar Tree, Inc. (a)	119,300	13,275,704
Specialty Retail - 2.2%
Burlington Stores, Inc. (a)	95,380	16,110,636
Home Depot, Inc.	215,579	43,913,442
TJX Companies, Inc.	440,196	24,157,956
		84,182,034
Textiles, Apparel & Luxury Goods - 0.4%
Carter's, Inc.	60,900	6,449,919
Tapestry, Inc.	309,500	9,987,565
		16,437,484

TOTAL CONSUMER DISCRETIONARY		395,225,490

CONSUMER STAPLES - 6.6%
Beverages - 1.9%
Constellation Brands, Inc. Class A (sub. vtg.)	53,304	11,282,858
Keurig Dr. Pepper, Inc.	152,943	4,446,053
Monster Beverage Corp. (a)	156,198	9,309,401
PepsiCo, Inc.	83,800	10,730,590
The Coca-Cola Co.	777,354	38,136,987
		73,905,889
Food & Staples Retailing - 0.6%
Costco Wholesale Corp.	21,900	5,377,107
Kroger Co.	40,200	1,036,356
Sysco Corp.	115,600	8,134,772
Walmart, Inc.	89,000	9,152,760
		23,700,995
Food Products - 1.0%
Bunge Ltd.	92,200	4,832,202
Conagra Brands, Inc.	62,700	1,929,906
Mondelez International, Inc.	528,700	26,884,395
The Kraft Heinz Co.	151,600	5,039,184
		38,685,687
Household Products - 1.5%
Colgate-Palmolive Co.	258,684	18,829,608
Energizer Holdings, Inc.	58,400	2,796,776
Procter & Gamble Co.	338,000	35,990,240
		57,616,624
Personal Products - 0.5%
Coty, Inc. Class A	318,485	3,446,008
Estee Lauder Companies, Inc. Class A	74,842	12,858,604
Unilever NV (Certificaten Van Aandelen) (Bearer)	20,900	1,264,546
		17,569,158
Tobacco - 1.1%
Altria Group, Inc.	283,230	15,387,886
Philip Morris International, Inc.	326,828	28,290,232
		43,678,118

TOTAL CONSUMER STAPLES		255,156,471

ENERGY - 4.8%
Energy Equipment & Services - 0.4%
Baker Hughes, a GE Co. Class A	272,700	6,550,254
Halliburton Co.	41,540	1,176,828
Schlumberger Ltd.	199,200	8,501,856
		16,228,938
Oil, Gas & Consumable Fuels - 4.4%
Anadarko Petroleum Corp.	136,381	9,935,356
Cabot Oil & Gas Corp.	171,000	4,427,190
Chevron Corp.	221,529	26,596,772
ConocoPhillips Co.	110,700	6,987,384
Devon Energy Corp.	305,000	9,802,700
Diamondback Energy, Inc.	66,100	7,032,379
EOG Resources, Inc.	199,200	19,133,160
Exxon Mobil Corp.	278,824	22,383,991
HollyFrontier Corp.	70,100	3,345,873
Marathon Petroleum Corp.	56,800	3,457,416
Noble Energy, Inc.	339,400	9,184,164
Parsley Energy, Inc. Class A (a)	331,100	6,608,756
Phillips 66 Co.	135,300	12,754,731
Pioneer Natural Resources Co.	71,600	11,918,536
Targa Resources Corp.	75,800	3,043,370
Valero Energy Corp.	113,400	10,280,844
Whiting Petroleum Corp. (a)	93,100	2,550,009
		169,442,631

TOTAL ENERGY		185,671,569

FINANCIALS - 13.2%
Banks - 5.9%
Bank of America Corp.	1,626,187	49,728,798
Citigroup, Inc.	840,584	59,429,289
First Horizon National Corp.	929,800	14,030,682
Huntington Bancshares, Inc.	2,110,857	29,383,129
KeyCorp	890,800	15,633,540
M&T Bank Corp.	45,000	7,653,150
PNC Financial Services Group, Inc.	137,100	18,773,103
Signature Bank	40,000	5,282,800
SunTrust Banks, Inc.	134,500	8,807,060
Wells Fargo & Co.	396,000	19,170,360
		227,891,911
Capital Markets - 2.1%
BlackRock, Inc. Class A	16,000	7,763,840
Cboe Global Markets, Inc.	137,500	13,971,375
E*TRADE Financial Corp.	408,952	20,717,508
Morgan Stanley	521,200	25,147,900
Northern Trust Corp.	16,000	1,576,800
State Street Corp.	148,400	10,040,744
		79,218,167
Consumer Finance - 3.1%
Ally Financial, Inc.	298,400	8,865,464
American Express Co.	156,600	18,358,218
Capital One Financial Corp.	760,505	70,597,679
SLM Corp.	723,446	7,350,211
Synchrony Financial	393,200	13,632,244
		118,803,816
Insurance - 2.1%
American International Group, Inc.	327,000	15,555,390
Hartford Financial Services Group, Inc.	164,900	8,625,919
Marsh & McLennan Companies, Inc.	11,300	1,065,477
MetLife, Inc.	332,700	15,347,451
The Travelers Companies, Inc.	104,000	14,950,000
Willis Group Holdings PLC	142,900	26,342,186
		81,886,423

TOTAL FINANCIALS		507,800,317

HEALTH CARE - 12.7%
Biotechnology - 2.3%
Alexion Pharmaceuticals, Inc. (a)	185,600	25,265,728
Amgen, Inc.	118,703	21,285,822
Biogen, Inc. (a)	5,424	1,243,398
Celgene Corp. (a)	131,200	12,419,392
Sarepta Therapeutics, Inc. (a)	56,100	6,560,334
Vertex Pharmaceuticals, Inc. (a)	137,700	23,268,546
		90,043,220
Health Care Equipment & Supplies - 4.4%
Abbott Laboratories	515,100	40,981,356
Baxter International, Inc.	57,800	4,410,140
Becton, Dickinson & Co.	156,700	37,723,958
Boston Scientific Corp. (a)	893,610	33,170,803
Danaher Corp.	159,500	21,124,180
Hologic, Inc. (a)	184,500	8,557,110
Intuitive Surgical, Inc. (a)	41,800	21,344,334
		167,311,881
Health Care Providers & Services - 3.3%
DaVita HealthCare Partners, Inc. (a)	174,500	9,639,380
Elanco Animal Health, Inc.	109,514	3,449,691
HCA Holdings, Inc.	158,200	20,127,786
Humana, Inc.	71,100	18,159,651
Molina Healthcare, Inc. (a)	116,800	15,140,784
UnitedHealth Group, Inc.	257,000	59,898,990
		126,416,282
Life Sciences Tools & Services - 1.0%
Thermo Fisher Scientific, Inc.	140,500	38,981,725
Pharmaceuticals - 1.7%
Allergan PLC	53,404	7,850,388
Bristol-Myers Squibb Co.	475,300	22,068,179
Eli Lilly & Co.	319,166	37,355,189
		67,273,756

TOTAL HEALTH CARE		490,026,864

INDUSTRIALS - 9.7%
Aerospace & Defense - 1.7%
General Dynamics Corp.	30,000	5,361,600
Northrop Grumman Corp.	41,400	12,002,274
The Boeing Co.	46,600	17,600,354
United Technologies Corp.	220,948	31,509,394
		66,473,622
Air Freight & Logistics - 0.9%
United Parcel Service, Inc. Class B	308,000	32,715,760
Airlines - 0.4%
American Airlines Group, Inc.	496,165	16,958,920
Building Products - 0.3%
Allegion PLC	127,100	12,612,133
Construction & Engineering - 1.1%
AECOM (a)	679,800	23,045,220
Jacobs Engineering Group, Inc.	219,400	17,100,036
		40,145,256
Electrical Equipment - 0.5%
Sensata Technologies, Inc. PLC (a)	380,100	18,982,194
Industrial Conglomerates - 1.2%
3M Co.	16,700	3,164,817
General Electric Co.	3,417,400	34,754,958
Honeywell International, Inc.	55,505	9,637,333
		47,557,108
Machinery - 0.8%
Allison Transmission Holdings, Inc.	293,600	13,758,096
Apergy Corp. (a)	78,500	3,115,665
WABCO Holdings, Inc. (a)	111,300	14,740,572
		31,614,333
Professional Services - 0.4%
Nielsen Holdings PLC	589,100	15,039,723
Road & Rail - 1.5%
CSX Corp.	322,400	25,672,712
Norfolk Southern Corp.	142,500	29,072,850
Union Pacific Corp.	19,500	3,452,280
		58,197,842
Trading Companies & Distributors - 0.9%
HD Supply Holdings, Inc. (a)	733,800	33,527,322

TOTAL INDUSTRIALS		373,824,213

INFORMATION TECHNOLOGY - 21.9%
Communications Equipment - 0.1%
CommScope Holding Co., Inc. (a)	111,900	2,772,882
Electronic Equipment & Components - 0.3%
Flextronics International Ltd. (a)	414,500	4,576,080
Jabil, Inc.	173,436	5,239,502
		9,815,582
IT Services - 3.4%
Akamai Technologies, Inc. (a)	37,400	2,994,244
Alliance Data Systems Corp.	125,400	20,076,540
Cognizant Technology Solutions Corp. Class A	131,400	9,586,944
DXC Technology Co.	63,400	4,167,916
Global Payments, Inc.	53,200	7,770,924
GoDaddy, Inc. (a)	74,900	6,104,350
Leidos Holdings, Inc.	19,900	1,462,252
Liveramp Holdings, Inc. (a)	7,000	408,310
MasterCard, Inc. Class A	171,700	43,653,008
PayPal Holdings, Inc. (a)	226,100	25,497,297
Worldpay, Inc. (a)	69,200	8,110,932
		129,832,717
Semiconductors & Semiconductor Equipment - 6.9%
Advanced Micro Devices, Inc. (a)	190,400	5,260,752
Analog Devices, Inc.	59,900	6,962,776
Applied Materials, Inc.	335,000	14,763,450
Broadcom, Inc.	70,700	22,510,880
Intel Corp.	427,200	21,804,288
Lam Research Corp.	126,100	26,156,923
Marvell Technology Group Ltd.	582,300	14,569,146
Microchip Technology, Inc. (b)	27,100	2,707,019
Micron Technology, Inc. (a)	442,000	18,590,520
NVIDIA Corp.	144,580	26,168,980
NXP Semiconductors NV	314,700	33,238,614
ON Semiconductor Corp. (a)	1,322,618	30,499,571
Qualcomm, Inc.	451,704	38,905,266
Xilinx, Inc.	43,100	5,178,034
		267,316,219
Software - 7.5%
2U, Inc. (a)	110,100	6,661,050
Adobe, Inc. (a)	68,700	19,871,475
Autodesk, Inc. (a)	126,235	22,496,339
Citrix Systems, Inc.	73,354	7,405,820
Microsoft Corp.	1,288,900	168,330,340
Nuance Communications, Inc. (a)	125,601	2,113,865
Palo Alto Networks, Inc. (a)	19,400	4,827,302
Parametric Technology Corp. (a)	94,200	8,522,274
Salesforce.com, Inc. (a)	211,363	34,948,872
SS&C Technologies Holdings, Inc.	17,600	1,190,816
Symantec Corp.	284,800	6,895,008
Workday, Inc. Class A (a)	32,700	6,724,101
		289,987,262
Technology Hardware, Storage & Peripherals - 3.7%
Apple, Inc.	706,559	141,785,195

TOTAL INFORMATION TECHNOLOGY		841,509,857

MATERIALS - 2.6%
Chemicals - 2.1%
Air Products & Chemicals, Inc.	43,100	8,869,549
Cabot Corp.	29,800	1,352,324
CF Industries Holdings, Inc.	30,900	1,383,702
Dow, Inc. (a)	159,940	9,073,396
DowDuPont, Inc.	479,822	18,449,156
Element Solutions, Inc. (a)	131,600	1,429,176
International Flavors & Fragrances, Inc.	19,400	2,673,126
Linde PLC	64,200	11,572,692
LyondellBasell Industries NV Class A	14,447	1,274,659
Olin Corp.	315,700	6,847,533
Sherwin-Williams Co.	11,000	5,003,130
The Chemours Co. LLC	290,161	10,448,698
The Scotts Miracle-Gro Co. Class A	5,400	459,108
W.R. Grace & Co.	8,700	657,546
Westlake Chemical Corp.	24,621	1,717,315
		81,211,110
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	10,700	2,374,330
Vulcan Materials Co.	32,900	4,149,019
		6,523,349
Containers & Packaging - 0.2%
Aptargroup, Inc.	17,400	1,935,576
Avery Dennison Corp.	19,500	2,157,675
Ball Corp.	17,500	1,048,950
Crown Holdings, Inc. (a)	53,100	3,086,703
		8,228,904
Metals & Mining - 0.1%
Alcoa Corp. (a)	24,700	658,996
Livent Corp.	55,300	596,134
Newmont Goldcorp Corp.	69,600	2,161,776
Royal Gold, Inc.	9,000	783,540
Steel Dynamics, Inc.	29,100	921,888
		5,122,334

TOTAL MATERIALS		101,085,697

REAL ESTATE - 3.9%
Equity Real Estate Investment Trusts (REITs) - 3.8%
American Homes 4 Rent Class A	372,800	8,939,744
American Tower Corp.	161,300	31,501,890
Boston Properties, Inc.	81,000	11,147,220
Corporate Office Properties Trust (SBI)	41,900	1,168,172
Crown Castle International Corp.	40,600	5,106,668
Equinix, Inc.	35,900	16,323,730
Equity Lifestyle Properties, Inc.	144,600	16,874,820
Outfront Media, Inc.	110,800	2,640,364
Prologis, Inc.	228,800	17,542,096
Spirit Realty Capital, Inc.	53,260	2,154,900
Store Capital Corp.	108,400	3,611,888
VICI Properties, Inc.	364,100	8,301,480
Welltower, Inc.	163,300	12,170,749
Weyerhaeuser Co.	273,000	7,316,400
		144,800,121
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	65,500	3,410,585

TOTAL REAL ESTATE		148,210,706

UTILITIES - 2.9%
Electric Utilities - 1.7%
Edison International	106,900	6,817,013
Exelon Corp.	278,500	14,189,575
FirstEnergy Corp.	220,800	9,280,224
NextEra Energy, Inc.	65,435	12,723,181
PG&E Corp. (a)	121,800	2,742,936
PPL Corp.	296,800	9,263,128
Southern Co.	107,400	5,715,828
Vistra Energy Corp.	201,000	5,477,250
		66,209,135
Independent Power and Renewable Electricity Producers - 0.2%
NRG Energy, Inc.	154,800	6,373,116
Multi-Utilities - 1.0%
Dominion Resources, Inc.	251,214	19,562,034
Public Service Enterprise Group, Inc.	150,700	8,989,255
Sempra Energy	89,844	11,495,540
		40,046,829

TOTAL UTILITIES		112,629,080

TOTAL COMMON STOCKS
(Cost $2,656,588,145)		3,782,880,652
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 2.42% 6/6/19 (c)
(Cost $3,860,693)	3,870,000	3,860,760
	Shares	Value

Money Market Funds - 2.4%
Fidelity Cash Central Fund, 2.49% (d)	87,973,302	$87,990,897
Fidelity Securities Lending Cash Central Fund 2.49% (d)(e)	1,954,355	1,954,550
TOTAL MONEY MARKET FUNDS
(Cost $89,940,120)		89,945,447
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $2,750,388,958)		3,876,686,859
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(29,499,524)
NET ASSETS - 100%		$3,847,187,335

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	144	June 2019	$21,229,200	$754,418	$754,418

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,141,874.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Includes investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$695,919
Fidelity Securities Lending Cash Central Fund	1,273
Total	$697,192

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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